Financial liabilities at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Financial Liabilities at Fair Value through Profit or Loss

Financial liabilities at fair value through profit or loss

	30 June	31 December
	2018	2017
Trading liabilities	42,711	73,596
Non-trading derivatives	3,041	2,331
Designated at fair value through profit or loss	65,122	11,215

	110,874	87,142